INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 29,338,548	$ 27,322,003
Purchases of the period			56,271,944	51,638,178
Production costs			5,514,975	6,310,757
Foreign currency translation			(1,283,574)	(1,183,800)
Subtotal			89,841,893	84,087,138
Inventories as of the end of the period	$ 41,655,409	$ 30,779,336	41,655,409	30,779,336
Cost of sales	$ 25,073,842	$ 32,962,728	$ 48,186,484	$ 53,307,802